SHAREHOLDERS' DEFICIT (Detail Textuals 4) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 14, 2016	Oct. 06, 2015	Sep. 18, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 02, 2016
Stockholders Equity Note [Line Items]
Exercise price of warrants								$ 0.15
Gross proceeds from sale of preferred stock and warrants	$ 4,080				$ 4,080	$ 4,080	$ 1,899,999
2016 Warrants
Stockholders Equity Note [Line Items]
Proceeds from private placement				$ 3,629		3,629
Portion of proceeds from rights offering allocated to warrant liability				451		451
Gross proceeds from sale of preferred stock and warrants				$ 4,080		$ 4,080
Expected volatility				259.00%		259.00%
Risk free interest rate				0.51%		0.51%
Expected term				1 year 2 months 1 day		1 year 8 months 12 days
Percentage of assumed dividend yield				0.00%		0.00%
Method pricing model				Black-Scholes option pricing model		Black-Scholes option pricing model
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Number of shares issued	1,360
Number of warrants to purchase common stock	13,600
Exercise price of warrants	$ 0.15
Warrant Liability | Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Proceeds from private placement		$ 867,617
Portion of proceeds from rights offering allocated to warrant liability		132,382
Gross proceeds from sale of preferred stock and warrants		$ 999,999
Expected volatility		397.00%
Risk free interest rate		0.70%
Expected term		2 years 1 month 6 days
Percentage of assumed dividend yield		0.00%
Method pricing model		Black-Scholes option pricing model
Private placement | Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Number of stock units issued			1
Private placement | IBC Purchase Agreement
Stockholders Equity Note [Line Items]
Shares issued price per share		$ 3.00
Exercise price of warrants		$ 0.15
Proceeds from private placement		$ 999,999
Private placement | IBC Purchase Agreement | Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Number of shares issued		333,333
Number of stock units issued		1
Private placement | IBC Purchase Agreement | 2014 IBC Warrant
Stockholders Equity Note [Line Items]
Number of stock units issued		10